Summit Municipal Funds	07/01/2010 - 06/30/2011

ICA File Number: 811-7095
Reporting Period: 07/01/2010 - 06/30/2011
T. Rowe Price Summit Municipal Funds, Inc.

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-7095

T. Rowe Price Summit Municipal Funds, Inc.

(Exact name of registrant as specified in charter)

100 East Pratt Street Baltimore, Maryland 21202

(Address of principal executive offices)

Edward C. Bernard
100 East Pratt Street
Baltimore, Maryland 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-3577

Date of fiscal year end: 10/31

Date of reporting period: 07/01/2010 to 06/30/2011

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) T. Rowe Price Summit Municipal Funds, Inc.

By (Signature and Title) /s/ Edward C. Bernard
Edward C. Bernard, Chairman of the Board - T. Rowe Price Funds

Date August 29, 2011
========================= SUMMIT MUNICIPAL INCOME FUND =========================

JAMES CITY COUNTY VIRGINIA 5.40% NOTES DUE JULY 1, 2027

Ticker:       N/A            Security ID:  47029WAV9
Meeting Date: JUN 15, 2011   Meeting Type: Consent
Record Date:

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Consent to Proposed Actions             N/A       Yes          Management

--------------------------------------------------------------------------------

JAMES CITY COUNTY VIRGINIA 5.50% NOTES DUE JULY 1, 2037

Ticker:       N/A            Security ID:  47029WAW7
Meeting Date: JUN 15, 2011   Meeting Type: Consent
Record Date:

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Consent to Proposed Actions             N/A       Yes          Management

--------------------------------------------------------------------------------

NEW YORK CITY IDA CIVIC BRONX PARKING 5.75% NOTES DUE OCTOBER 1, 2027

Ticker:       N/A            Security ID:  NA
Meeting Date: SEP 27, 2010   Meeting Type: Consent
Record Date:

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Holders consent to proposed budget      N/A       Take no      Management
                                                        action

====================== SUMMIT MUNICIPAL INTERMEDIATE FUND ======================

NEW YORK CITY IDA CIVIC BRONX PARKING 5.75% NOTES DUE OCTOBER 1, 2027

Ticker:       N/A            Security ID:  NA
Meeting Date: SEP 27, 2010   Meeting Type: Consent
Record Date:

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Holders consent to proposed budget      N/A       Take no      Management
                                                        action

====================== SUMMIT MUNICIPAL MONEY MARKET FUND ======================

The Fund held no securities during the period covered by this report in which there was a securityholder vote.  Accordingly, there are no proxy votes to report.

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